PROVISIONS ON ASSETS (Schedule of Provisions on Assets) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Provisions On Assets Disclosure [Line Items]
Provisions on assets		$ 728.7	$ 139.6
Power [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets		381.3	133.0
Midstream [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets		153.7	$ 6.6
Utilities [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets	$ 193.7	$ 193.7